CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Repurchase of shares for treasury (in shares)	7,900,000	300,000
Tax on stock issued under stock-based compensation plans	$ (3.8)	$ (1.3)	$ 0.6
Dividends per common share (in dollars per share)	$ 1.08	$ 1.00	$ 0.80
Employee stock benefit trust
Share transferred to treasury from employee stock benefit trust		954,536	4,316,894
Stock issued under stock-based compensation plans (in shares)		432,112	643,210
Stock issued under the Savings Plan ("401(k) Plan") (in shares)		398,093
Dividends paid to employee stock benefit trust		$ 0.6	$ 3.8
Treasury stock
Issuance of shares from treasury in conjunction with HiMEDS remarketing (in shares)			2,133,656
Repurchase of shares for treasury (in shares)	7,927,344	316,757	2,683,243
Share transferred to treasury from employee stock benefit trust		954,536	4,316,894
Stock issued under stock-based compensation plans (in shares)	713,571	38,346
Stock issued under the Savings Plan ("401(k) Plan") (in shares)	844,311	326,185